ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

(8) ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2011	2012
Accrued payroll and welfare	20,056,636	26,410,878
Accrued loyalty point program expenses	13,261,223	17,440,601
Accrued commission to third-party distribution partners	7,911,693	10,650,853
Accrued advertisement expense	1,662,040	8,957,787
Tax-related payables	4,014,812	4,014,812
Other accrued expenses	13,702,496	18,356,333
Other payables	10,385,062	10,162,939
Advances and deposits from customers	29,981,078	21,815,833
Business and other taxes	3,948,394	7,326,445
Payable to former shareholders	1,999,427	1,994,540
Payable for investment in non-consolidated affiliates	-	2,856,000
Accrued purchase consideration	-	13,300,000
Contingent purchase consideration	-	6,900,334
eCoupon program virtual cash liability	20,880,306	48,783,511
Total accrued expenses and other current liabilities	127,803,167	198,970,866

In April 2006, the Group received US$3,334,151 of released escrow funds on behalf of former selling shareholders in relation to the sale of the Company's shares held by Billable Development Ltd., Guiying Wang and Yijie Wang to Expedia Asia Pacific in 2004. After the deduction of certain fees and expenses, the Group paid US$71,206 to Yijie Wang in 2009, US$2,687,754 to Billable Development Ltd. in 2010 and US$74,336 to Guiying Wang in 2010. As of December 31, 2011 and 2012, the amounts payable to these former shareholders were RMB1,999,427 and RMB1,994,540 (originally US$318,415), respectively, with the fluctuation due to the changes in the RMB to U.S. dollar exchange rate.

The advances and deposits from customers as at December 31, 2011 and 2012 was primarily prepayment by customers for the purchase of the hotel groupbuy products.

The increase in the eCoupon program virtual cash liability as at December 31, 2012 was primarily due to additional reserves for our customers after the significant expansion in the size of our eCoupon program during the year ended December 31, 2012.